UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2014

Falah Russell-IdealRatings U.S. Large Cap ETF
Ticker: FIA

Falah Russell-IdealRatings U.S. Large Cap ETF

Falah Russell-IdealRatings U.S. Large Cap ETF

PORTFOLIO ALLOCATION
As of December 31, 2014 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	56.6%
Information	11.7
Retail Trade	8.2
Mining, Quarrying, and Oil and Gas Extraction	5.6
Professional, Scientific, and Technical Services	5.1
Wholesale Trade	4.3
Transportation and Warehousing	4.1
Accommodation and Food Services	1.6
Administrative and Support and Waste Management
and Remediation Services	1.4
Real Estate Investment Trusts	0.5
Construction	0.2
Consumer Discretionary	0.1
Finance and Insurance	0.1
Health Care and Social Assistance	0.1
Real Estate and Rental and Leasing	0.1
Utilities	0.1
Other Assets	0.2
100.0%

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS – 99.3%

	Accommodation and Food Services – 1.6%
4	Chipotle Mexican Grill, Inc. (a)	$2,738
110	Mcdonald’s Corporation	10,307
90	Starbucks Corporation	7,385
		20,430
	Administrative and Support and Waste Management
	and Remediation Services – 1.4%
23	Akamai Technologies, Inc. (a)	1,448
54	Baker Hughes, Inc.	3,028
17	Equifax, Inc.	1,375
13	Gartner, Inc. (a)	1,095
39	Paychex, Inc.	1,801
21	Robert Half International, Inc.	1,226
6	Stericycle, Inc. (a)	786
6	The Priceline Group, Inc. (a)	6,841
16	TripAdvisor, Inc. (a)	1,194
		18,794
	Construction – 0.2%
68	PulteGroup, Inc.	1,459
44	Quanta Services, Inc. (a)	1,249
		2,708
	Consumer Discretionary – 0.1%
29	Restaurant Brands International, Inc. (a)	1,132

	Finance and Insurance – 0.1%
11	FleetCor Technologies, Inc. (a)	1,636

	Health Care and Social Assistance – 0.1%
17	MEDNAX, Inc. (a)	1,124

	Information – 11.7%
59	Adobe Systems, Inc. (a)	4,289
33	Autodesk, Inc. (a)	1,982
56	Automatic Data Processing, Inc.	4,669
51	CA Technologies, Inc.	1,553
27	Catamaran Corporation (a)	1,397
26	CDK Global, Inc.	1,060

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information (Continued)
24	Citrix Systems, Inc. (a)	$1,531
6	CoStar Group, Inc. (a)	1,102
229	Facebook, Inc. (a)	17,867
30	Fiserv, Inc. (a)	2,129
33	Google, Inc. (a)	17,371
32	Google, Inc. (a)	16,981
34	Intuit, Inc.	3,134
13	LinkedIn Corporation (a)	2,986
944	Microsoft Corporation	43,849
379	Oracle Corporation	17,044
8	Palo Alto Networks, Inc. (a)	980
26	Red Hat, Inc. (a)	1,798
16	Splunk, Inc. (a)	943
92	Symantec Corporation	2,360
27	Synopsys, Inc. (a)	1,174
32	Total System Services, Inc.	1,087
63	Twitter, Inc. (a)	2,260
18	VeriSign, Inc. (a)	1,026
		150,572
	Manufacturing – 56.6%
72	3M Company	11,831
169	Abbott Laboratories	7,608
183	AbbVie, Inc.	11,976
29	Actavis Plc (a)	7,465
26	AGCO Corporation	1,175
25	Air Products & Chemicals, Inc.	3,606
18	Albemarle Corporation	1,082
23	Alexion Pharmaceuticals, Inc. (a)	4,256
18	Align Technology, Inc. (a)	1,006
22	Alkermes Plc (a)	1,288
34	Allergan, Inc.	7,228
693	Apple, Inc.	76,493
151	Applied Materials, Inc.	3,763
79	Archer-Daniels-Midland Company	4,108
29	Avago Technologies Limited	2,917
16	B/E Aerospace, Inc. (a)	928

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
62	Baxter International, Inc.	$4,544
22	Becton, Dickinson & Company	3,062
20	BioMarin Pharmaceutical, Inc. (a)	1,808
34	BorgWarner, Inc.	1,868
174	Boston Scientific Corporation (a)	2,305
189	Bristol-Myers Squibb Company	11,157
63	Broadcom Corporation	2,730
31	Cameron International Corporation (a)	1,548
26	Campbell Soup Company	1,144
27	CareFusion Corporation (a)	1,602
12	Carlisle Companies, Inc.	1,083
94	Celgene Corporation (a)	10,515
215	Chevron Corporation	24,119
20	Church & Dwight Co, Inc.	1,576
15	Cintas Corporation	1,177
40	Coach, Inc.	1,502
104	Colgate-Palmolive Company	7,196
166	Corning, Inc.	3,806
10	CR Bard, Inc.	1,666
13	Cubist Pharmaceuticals, Inc. (a)	1,308
22	Cummins, Inc.	3,172
69	Danaher Corporation	5,914
25	DENTSPLY International, Inc.	1,332
30	Donaldson Company, Inc.	1,159
24	Dover Corporation	1,721
24	Dr Pepper Snapple Group, Inc.	1,720
105	E.I. du Pont de Nemours and Company	7,764
59	Eaton Corporation Plc	4,010
32	Ecolab, Inc.	3,345
13	Edwards Lifesciences Corporation (a)	1,656
109	Eli Lilly and Company	7,520
242	EMC Corporation	7,197
82	Emerson Electric Company	5,062
10	Energizer Holdings, Inc.	1,286
485	Exxon Mobil Corporation	44,838
23	Flowserve Corporation	1,376

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
21	FMC Corporation	$1,198
33	FMC Technologies, Inc. (a)	1,546
30	Fortune Brands Home & Security, Inc.	1,358
20	Garmin Ltd.	1,057
72	General Mills, Inc.	3,840
177	Gilead Sciences, Inc. (a)	16,684
15	Graco, Inc.	1,203
25	Halyard Health, Inc. (a)	1,137
11	Harman International Industries, Inc.	1,174
21	Hasbro, Inc.	1,155
223	Hewlett-Packard Company	8,949
27	HollyFrontier Corporation	1,012
24	Hospira, Inc. (a)	1,470
11	Hubbell, Inc.	1,175
17	IDEX Corporation	1,323
7	IDEXX Laboratories, Inc. (a)	1,038
36	Illinois Tool Works, Inc.	3,409
16	Illumina, Inc. (a)	2,953
34	Ingersoll-Rand Plc	2,155
569	Intel Corporation	20,649
12	International Flavors & Fragrances, Inc.	1,216
4	Intuitive Surgical, Inc. (a)	2,116
8	Jazz Pharmaceuticals Public Limited Company (a)	1,310
318	Johnson & Johnson	33,253
82	Johnson Controls, Inc.	3,964
76	Juniper Networks, Inc.	1,696
17	Keurig Green Mountain, Inc.	2,251
42	Kimberly-Clark Corporation	4,853
22	KLA-Tencor Corporation	1,547
71	Kraft Foods Group, Inc.	4,449
21	Lam Research Corporation	1,666
14	Lear Corporation	1,373
16	Lincoln Electric Holdings, Inc.	1,105
35	Linear Technology Corporation	1,596
50	LyondellBasell Industries N.V.	3,969
86	Marathon Oil Corporation	2,433

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
30	Marathon Petroleum Corporation	$2,708
51	Mattel, Inc.	1,578
42	Maxim Integrated Products, Inc.	1,339
20	McCormick & Company, Inc.	1,486
24	Mead Johnson Nutrition Company	2,413
10	Medivation, Inc. (a)	996
113	Medtronic Plc	8,159
329	Merck & Co, Inc.	18,684
5	Mettler-Toledo International, Inc. (a)	1,512
26	Michael Kors Holdings Limited (a)	1,953
32	Microchip Technology, Inc.	1,444
126	Micron Technology, Inc. (a)	4,411
10	Mohawk Industries, Inc. (a)	1,554
197	Mondelez International, Inc.	7,156
56	Monsanto Company	6,690
18	Monster Beverage Corporation (a)	1,950
25	Motorola Solutions, Inc.	1,677
52	National Oilwell Varco, Inc.	3,408
41	Newell Rubbermaid, Inc.	1,562
80	Nike, Inc.	7,692
47	Nucor Corporation	2,305
28	Pentair Plc	1,860
170	Pepsico, Inc.	16,075
17	Perrigo Company Public Limited Company	2,842
723	Pfizer, Inc.	22,521
8	Pharmacyclics, Inc. (a)	978
16	PPG Industries, Inc.	3,698
33	Praxair, Inc.	4,275
47	Qiagen NV (a)	1,103
195	QUALCOMM, Inc.	14,494
9	Regeneron Pharmaceuticals, Inc. (a)	3,692
24	ResMed, Inc.	1,345
19	Rockwell Automation, Inc.	2,113
12	Rockwood Holdings, Inc.	946
12	Roper Industries, Inc.	1,876
23	RPM International, Inc.	1,166

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
29	SanDisk Corporation	$2,841
8	Snap-on, Inc.	1,094
27	Sonoco Products Company	1,180
37	ST Jude Medical, Inc.	2,406
21	Stanley Black & Decker, Inc.	2,018
38	Stryker Corporation	3,585
27	Teradata Corporation (a)	1,179
11	Tesla Motors, Inc. (a)	2,447
126	Texas Instruments, Inc.	6,737
16	The Clorox Company	1,667
453	The Coca-Cola Company	19,126
6	The Cooper Companies, Inc.	973
30	The Estée Lauder Companies, Inc.	2,286
18	The Hershey Company	1,871
16	The J. M. Smucker Company	1,616
49	The Mosaic Company	2,237
10	The Sherwin-Williams Company	2,630
13	The Valspar Corporation	1,124
46	Thermo Fisher Scientific, Inc.	5,763
46	Trimble Navigation Limited (a)	1,221
14	TRW Automotive Holdings Corporation (a)	1,440
50	Tyco International Ltd.	2,193
21	Under Armour, Inc. (a)	1,426
41	V.F. Corporation	3,071
65	Valero Energy Corporation	3,218
16	Varian Medical Systems, Inc. (a)	1,384
28	Vertex Pharmaceuticals, Inc. (a)	3,326
13	W. R. Grace & Company (a)	1,240
12	WABCO Holdings, Inc. (a)	1,257
16	Wabtec Corporation	1,390
29	Western Digital Corporation	3,210
10	Whirlpool Corporation	1,937
37	Xylem, Inc.	1,409
19	Zimmer Holdings, Inc.	2,155
63	Zoetis, Inc.	2,711
		729,829

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Mining, Quarrying, and Oil and Gas Extraction – 5.6%
60	Anadarko Petroleum Corporation	$4,950
50	Apache Corporation	3,133
52	Cabot Oil & Gas Corporation	1,540
13	Cimarex Energy Company	1,378
17	Concho Resources, Inc. (a)	1,696
139	ConocoPhillips	9,599
65	EOG Resources, Inc.	5,985
104	Halliburton Company	4,090
17	Helmerich & Payne, Inc.	1,146
35	Hess Corporation	2,584
9	Martin Marietta Materials, Inc.	993
48	Noble Energy, Inc.	2,277
91	Occidental Petroleum Corporation	7,336
20	Oceaneering International, Inc.	1,176
67	Phillips 66	4,804
18	Pioneer Natural Resources Company	2,679
21	Range Resources Corporation	1,122
151	Schlumberger Limited	12,897
46	Southwestern Energy Company (a)	1,255
22	Vulcan Materials Company	1,446
		72,086
	Professional, Scientific, and Technical Services – 5.1%
71	Accenture Plc	6,341
24	Amdocs Limited	1,120
28	Biogen Idec, Inc. (a)	9,505
62	Cadence Design System, Inc. (a)	1,176
36	Cerner Corporation (a)	2,328
74	Cognizant Technology Solutions Corporation (a)	3,897
10	Covance, Inc. (a)	1,038
12	F5 Networks, Inc. (a)	1,566
29	Fluor Corporation	1,758
10	IHS, Inc. (a)	1,139
19	Incyte Corporation (a)	1,389
107	International Business Machines Corporation	17,167
32	Jacobs Engineering Group, Inc. (a)	1,430

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Professional, Scientific, and
	Technical Services (Continued)
74	salesforce.com, Inc. (a)	$4,389
19	ServiceNow, Inc. (a)	1,289
10	Towers Watson & Company	1,132
14	VMware, Inc. (a)	1,155
13	Waters Corporation (a)	1,465
14	Workday, Inc. (a)	1,143
112	Yahoo!, Inc. (a)	5,657
		66,084
	Real Estate and Rental and Leasing – 0.1%
45	CBRE Group, Inc. (a)	1,541

	Retail Trade – 8.2%
9	Advance Auto Parts, Inc.	1,434
4	AutoZone, Inc. (a)	2,476
24	Bed Bath & Beyond, Inc. (a)	1,828
132	CVS Health Corporation	12,713
36	Dollar General Corporation (a)	2,545
25	Dollar Tree, Inc. (a)	1,759
148	eBay, Inc. (a)	8,306
87	Express Scripts Holding Company (a)	7,366
13	Family Dollar Stores, Inc.	1,030
37	Fastenal Company	1,760
20	Foot Locker, Inc.	1,124
13	Hanesbrands, Inc.	1,451
30	L Brands, Inc.	2,596
117	Lowe’s Companies, Inc.	8,050
27	McKesson Corporation	5,605
21	Nordstrom, Inc.	1,667
14	PetSmart, Inc.	1,138
28	Ross Stores, Inc.	2,639
10	Signet Jewelers Limited	1,316
97	Staples, Inc.	1,758
40	The Gap, Inc.	1,684
155	The Home Depot, Inc.	16,270
83	The TJX Companies, Inc.	5,692

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Retail Trade (Continued)
14	Tiffany & Company	$1,496
18	Tractor Supply Company	1,419
9	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,151
110	Walgreens Boots Alliance, Inc.	8,382
13	Williams-Sonoma, Inc.	984
		105,639
	Transportation and Warehousing – 4.1%
21	Alaska Air Group, Inc.	1,255
25	CH Robinson Worldwide, Inc.	1,872
119	CSX Corporation	4,311
102	Delta Air Lines, Inc.	5,017
15	Expedia, Inc.	1,280
38	Expeditors International of Washington Inc.	1,695
35	FedEx Corporation	6,078
15	JB Hunt Transportation Services, Inc.	1,264
14	Kansas City Southern	1,709
35	Norfolk Southern Corporation	3,836
83	Southwest Airlines Company	3,513
100	Union Pacific Corporation	11,913
80	United Parcel Service, Inc.	8,894
		52,637
	Utilities – 0.1%
17	Energen Corporation	1,084

	Wholesale Trade – 4.3%
11	Airgas, Inc.	1,267
27	AmerisourceBergen Corporation	2,434
40	Cardinal Health, Inc.	3,229
53	Covidien Plc	5,421
16	Genuine Parts Company	1,705
11	Henry Schein, Inc. (a)	1,498
52	LKQ Corporation (a)	1,462
12	O Reilly Automotive Inc New (a)	2,312
8	Ralph Lauren Corporation	1,481
15	Sigma-Aldrich Corporation	2,059

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Wholesale Trade (Continued)
73	Sysco Corporation	$2,898
303	The Procter & Gamble Company	27,600
7	W. W. Grainger, Inc.	1,784
		55,150
	TOTAL COMMON STOCKS (Cost $1,223,612)	1,280,446

REAL ESTATE INVESTMENT TRUSTS – 0.5%
33	Corrections Corporation of America	1,199
9	Federal Realty Investment Trust	1,201
13	Public Storage	2,403
42	Rayonier, Inc.	1,174
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $5,618)	5,977
	Total Investments (Cost $1,229,230) – 99.8%	1,286,423
	Other Assets in Excess of Liabilities – 0.2%	2,451
	TOTAL NET ASSETS – 100.0%	$1,288,874

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
Plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

STATEMENT OF ASSETS & LIABILITIES
At December 31, 2014 (Unaudited)

ASSETS
Investments in securities, at value (Cost $1,229,230)	$1,286,423
Cash	2,111
Dividends receivable	1,108
Total assets	1,289,642
LIABILITIES
Management fees payable	768
Total liabilities	768

NET ASSETS	$1,288,874

Net Assets Consist of:
Paid-in Capital	$1,210,500
Undistributed (accumulated) net investment income (loss)	(7)
Accumulated net realized gain (loss) on investments	21,188
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	57,193
Net assets	$1,288,874

Net Asset Value (unlimited shares authorized):
Net assets	$1,288,874
Shares outstanding^	50,000
Net asset value, offering and redemption price per share	$25.78

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2014* (Unaudited)

INCOME:
Dividends	$7,174
Total Investment Income	7,174

EXPENSES:
Management fees	2,844
Total Expenses	2,844
Net investment income	4,330

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	21,188
Change in unrealized appreciation (depreciation) on investments	57,193
Net realized and unrealized gain (loss) on investments	78,381
Net increase (decrease) in net assets
resulting from operations	$82,711

*	Fund commenced operations on October 1, 2014. The information presented is for the period from October 1, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2014*
(Unaudited)
OPERATIONS
Net investment income	$4,330
Net realized gain (loss) on investments	21,188
Change in unrealized appreciation
(depreciation) of investments	57,193
Net increase (decrease) in net
assets resulting from operations	82,711

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,337)
Total Distributions to Shareholders	(4,337)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,210,500
Net increase (decrease) in net assets
derived from net share in
outstanding shares (a)	1,210,500
Net increase (decrease) in net assets	$1,288,874
NET ASSETS
Beginning of Period	$—
End of Period	$1,288,874
Undistributed net investment income	$(7)

	Period Ended
	December 31, 2014
	(Unaudited)
	Shares	Amount
Subscriptions	100,000	$2,463,000
Redemptions	(50,000)	1,252,500
	50,000	$1,210,500

*	Fund commenced operations on October 1, 2014. The information presented is for the period from October 1, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2014(1)
	(Unaudited)
Net asset value,
beginning of period	$24.63
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.07
Net realized and unrealized gain on investments	1.17
Total from investment operations	1.24

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)
Total distributions	(0.09)

Net asset value, end of period	$25.78

Total return	5.04	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$1,289

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.70	%(4)
Net investment income to average net assets	1.07	%(4)

Portfolio turnover rate(5)	4	%(3)

(1)	Commencement of operations on October 1, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fees and expenses, track the Russell-IdealRatings Islamic U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 1, 2014.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $1,000. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures.

The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2014, the Fund did not hold any fair valued securities. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not avail able; representing the Fund’s own assumptions about the assumptions a market participant would

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,280,446	$—	$—	$1,280,446
Real Estate
Investment Trusts	5,977	—	—	5,977
Total Investments
in Securities	$1,286,423	$—	$—	$1,286,423

^ See Schedule of Investments for breakout of investments by industry classification
Transfers between levels are recognized at the end of the reporting period.
During the period ended December 31, 2014, the Fund recognized no transfers to or from Level 1, 2, or 3. The Fund did not invest in any Level 3 securities during the period.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended December 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2014, the Fund did not have liabilities for any

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.  Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedules of Investments.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.70% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant. USBFS also serves as the transfer agent to the Fund.

U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2014, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were $57,217 and $58,864, respectively.  For the period ended December 31, 2014, in-kind transactions associated with creations and redemptions were $2,462,995 and $1,252,274, respectively. There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended December 31, 2014 is as follows:

Ordinary Income	$4,337

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at in-person meetings held on May 19, September 2 and December 23, 2014 (together, the “Meetings”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the initial Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”);
•	the initial Sub-Advisory Agreement among the Adviser, Mellon Capital Management Corporation (the “Sub-Adviser”), and the Trust, on behalf of the Fund;
•	the Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Fund;
•	the Interim Sub-Advisory Agreement among the Adviser, the Sub-Adviser, and the Trust, on behalf of the Fund;
•	the new Advisory Agreement between the Adviser and the Trust, on behalf of the Fund; and
•	the new Sub-Advisory Agreement among the Adviser, the Sub-Adviser, and the Trust, on behalf of the Fund.
The Board approved the initial Advisory Agreement at its meeting on May 19, 2014, the initial Sub-Advisory Agreement at its meeting on September 2, 2014, and the remaining Agreements at its meeting on December 23, 2014.1

Prior to each of the Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and the Sub-Adviser, as applicable, regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) limited historical performance of the Fund; (iii) the Adviser and Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iv) comparative fee and expense data for the Fund; (v) the extent to which the Agreements reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

___________

1
The interim and new agreements were approved in anticipation of a change in control of the Adviser and its parent company, Yorkville ETF Holdings, LLC (the “Transaction”). A detailed description of the Transaction was included in a Proxy Statement dated February 23, 2015 that was sent to Fund shareholders of record as of December 29, 2014.

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Prior to each of the Meetings, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser separately provided information regarding their experience with exchange-traded funds (“ETFs”). The representatives of the Sub-Adviser provided information regarding the services to be provided by their firm, which would be responsible for executing purchase and sale transactions in the applicable Fund. The Board then discussed the written materials that it received before the respective Meeting, the oral presentations and any other information that the Board received at the respective Meeting, and deliberated on the approval of the respective Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Initial Advisory Agreement

Nature, Extent and Quality of Services Provided.  The Board considered the scope of services provided under the initial Advisory Agreement, noting that the Adviser would be providing investment management services to the Fund.

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff. The Board also considered its experience with the Adviser providing investment management services to other series of the Trust.

The Board also considered other services to be provided to the Fund by the Adviser, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance. The Board noted that the Fund had not yet commenced operations. The Board also considered that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by a sub-adviser, the performance of the Fund could not be directly attributed to the activities of the Adviser.

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Cost of Services Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared it to funds in Morningstar’s Socially Conscious ETF category, as well as a peer group of Islamic mutual funds. The Board noted that the estimated expense ratio for the Fund was roughly in line with the average and median expense ratios for its peer ETFs and substantially lower than the average and median expense ratios for Islamic mutual funds.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the initial Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the initial Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the initial Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Initial Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided.  The Board considered the scope of services to be provided under the initial Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered its experience with the Sub-Adviser providing investment management services to another series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions that included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance.  The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the initial Sub-Advisory Agreement.

Cost of Services Provided and Economies of Scale.  The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the initial Sub-Advisory Agreement. The Board considered that the fee paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account an analysis of the Sub-Adviser’s anticipated profitability with respect to the Fund. The Board concluded that the sub-advisory fee was reasonable.

Conclusion.  No single factor was determinative of the Board’s decision to approve the initial Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the initial Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the initial Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Interim and New Advisory Agreements

Nature, Extent and Quality of Services Provided.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, noting that the services to be provided under the Interim Advisory Agreement and new Advisory Agreement (together, the “Advisory Agreements”) were identical in all material respects to those services provided under the initial Advisory Agreement. In particular, they noted that the Adviser had served as the investment adviser for the Fund since its inception.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered the Adviser’s experience working with ETFs, including other series of the

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Trust. The Board noted that it had previously received and reviewed a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s Chief Compliance Officer and the ownership structure of the firm. The Board also considered its experience with the Adviser providing investment management services to other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that no diminution in the nature, quality and extent of services provided by the Adviser to the Fund and its shareholders was expected as a result of the Transaction and that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board then considered the past performance of the Fund. The Board also considered that the Transaction does not alter the allocation of responsibilities between the Adviser and the Sub-Adviser, and that the Sub-Adviser will continue to furnish an investment program in respect of, make investment decisions for and place all orders for the purchase and sale of securities for, the Fund’s investment portfolio, subject to oversight of the Board and the Adviser. The Board noted that the distinctive indexed investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which the Fund achieved its objective as a passively-managed index fund.

Cost of Services Provided and Economies of Scale.  The Board reviewed the advisory fee to be paid to the Adviser for its services to the Fund under the Advisory Agreements and noted that at the time the initial Advisory Agreement was approved by the Board, the Fund’s total expense ratio was in line with the average expense ratio for peer funds in Morningstar’s Socially Conscious Investments category and substantially lower than the average and median expense ratios among its other Islamic mutual funds peers.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

relationship with the Fund and its sponsor, taking into account the analysis previously reviewed by the Board of the Adviser’s profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders.

Approval of the Interim and New Sub-Advisory Agreements

Nature, Extent and Quality of Services Provided.  The Board considered the scope of services to be provided under the Interim Sub-Advisory Agreement and new Sub-Advisory Agreement (together, the “Sub-Advisory Agreements”), noting that the services to be provided under the Sub-Advisory Agreements were identical in all material respects to those services provided under the initial Sub-Advisory Agreement. In particular, they noted that the Sub-Adviser had served as the sub-adviser for the Fund since its inception.

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered the Sub-Adviser’s experience working with ETFs, including other series of the Trust. The Board noted that it had previously received and reviewed a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions that included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

Falah Russell-IdealRatings U.S. Large Cap ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance.  The Board considered information regarding the Fund’s performance and noted that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Sub-Adviser, the relevant performance of the Fund was the extent to which the Fund tracked the returns of its underlying index, excluding the Fund’s fees and expenses. The Board noted that the Fund had been operational for less than three months, which was too short a time period to assess the Fund’s performance.

Cost of Services Provided and Economies of Scale.  The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreements. The Board considered that the fees paid to the Sub-Adviser were paid by the Adviser from the unified fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and Sub-Adviser. The Board also noted that the fees paid to the Sub-Adviser with respect to the Fund were within the range of fees generally charged by the Sub-Adviser to its other clients with similar index strategies. The Board concluded that the sub-advisory fees were reasonable. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm.

 The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account the prior information the Board had received regarding an analysis of the Sub-Adviser’s anticipated profitability with respect to the Fund.

 The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that the Adviser is responsible for compensating the Sub-Adviser and that the Board had previously determined that economies of scale are shared with Fund shareholders through the Fund’s unified fee arrangement with the Adviser. The Board noted that it intends to monitor fees as the Fund grows in size and will continue to assess whether economies of scale are appropriately shared with the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the initial Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Falah Russell-IdealRatings U.S. Large Cap ETF

EXPENSE EXAMPLE
For the Period Ended December 31, 2014 (Unaudited)

As a shareholder of Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – December 31, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2014	December 31, 2014	During the Period^
Actual	$1,000	$1,050	$1.81
Hypothetical (5% annual	$1,000	$1,022	$1.78
return before expenses)

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

Falah Russell-IdealRatings U.S. Large Cap ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.falah-capital-etfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Falah Russell-IdealRatings U.S. Large Cap ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

     •   Information we receive about you on applications or other forms;

     •   Information you give us orally; and

     •   Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

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Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California  94105

Index Provider
Falah Capital
1200 Westlake Avenue North, Suite 1006
Seattle, Washington  98109

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio  44145-1524

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Falah Russell-IdealRatings U.S. Large Cap ETF
Symbol – FIA
CUSIP – 26922A800

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title                       /s/Paul R. Fearday
                Paul R. Fearday, Principal Executive Officer

Date   March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Paul R. Fearday
                Paul R. Fearday, Principal Executive Officer
Date   March 9, 2015

By (Signature and Title)*                   /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer

Date   March 9, 2015